REVENUE FROM CONTRACTS WITH CUSTOMERS - Summary of Revenues Disaggregated by Type of Services (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenues	¥ 1,627,257,689	$ 229,194,451	¥ 1,469,074,275	¥ 1,967,815,019
Leased-and-operated revenue
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenues	787,814,342	110,961,329	700,022,649	963,727,199
Leased-and-operated revenue | Hotel
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenues	490,924,060	69,145,208	338,506,220	391,960,031
Leased-and-operated revenue | Restaurant
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenues	296,890,282	41,816,121	361,516,429	571,767,168
Franchise and managed revenues
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenues	705,244,948	99,331,673	588,463,368	782,572,078
Franchise and managed revenues | Hotel
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenues	696,321,236	98,074,795	582,441,077	774,359,348
Franchise and managed revenues | Restaurant
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenues	8,923,712	1,256,878	6,022,291	8,212,730
Wholesales and other
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenues	¥ 134,198,399	$ 18,901,449	¥ 180,588,258	¥ 221,515,742